Debt Instruments at Amortized Cost - Summary of Debt Instruments at Amortized Cost (Detail) - PHP (₱) ₱ in Millions	Dec. 31, 2023	Dec. 31, 2022
Disclosure of detailed information about financial instruments [Line Items]
Investment in debt securities and other long-term investments	₱ 595	₱ 596
Less: Current portion of debt instrument at amortized cost (Note 28)	200
Noncurrent portion of debt instrument at amortized cost (Note 28)	395	596
Retail Treasury Bonds [Member]
Disclosure of detailed information about financial instruments [Line Items]
Investment in debt securities and other long-term investments	440	440
BDO Asean Bonds [Member]
Disclosure of detailed information about financial instruments [Line Items]
Investment in debt securities and other long-term investments	100	100
Fixed Rate Treasury Notes, or FXTN [Member]
Disclosure of detailed information about financial instruments [Line Items]
Investment in debt securities and other long-term investments	₱ 55	₱ 56